Other Payables And Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Payables And Accrued Expenses [Abstract]
Accrued expenses and other	$ 6,436	$ 4,451
Accrued Taxes	7,306	2,533
Total other payables and accrued expenses	$ 13,742	$ 6,984